Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Deferred Tax Assets and Liabilities
14.	DEFERRED TAX ASSETS AND LIABILITIES

The components of deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements are as follows:

	Assets		Liabilities		Net Balance
	2017	2016	2017	2016	2017	2016
	RMB	RMB	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,626	1,531	—	—	1,626	1,531
Property, plant and equipment, and others	3,782	3,410	(7,789)	(4,416)	(4,007)	(1,006)
Deferred revenues and installation costs	71	120	(52)	(85)	19	35
Available-for-sale equity securities	—	—	(169)	(269)	(169)	(269)

Deferred tax assets/(liabilities)	5,479	5,061	(8,010)	(4,770)	(2,531)	291

	Balance at January 1, 2015	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2015
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,156	135	1,291
Property, plant and equipment, and others	1,015	554	1,569
Deferred revenues and installation costs	99	(39)	60
Available-for-sale equity securities	(163)	(163)	(326)

Net deferred tax assets	2,107	487	2,594

	Balance at January 1, 2016	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2016
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,291	240	1,531
Property, plant and equipment, and others	1,569	(2,575)	(1,006)
Deferred revenues and installation costs	60	(25)	35

Available-for-sale equity securities	(326)	57	(269)

Net deferred tax assets	2,594	(2,303)	291

	Balance at January 1, 2017	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2017
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,531	95	1,626
Property, plant and equipment, and others	(1,006)	(3,001)	(4,007)
Deferred revenues and installation costs	35	(16)	19
Available-for-sale equity securities	(269)	100	(169)

Net deferred tax assets/(liabilities)	291	(2,822)	(2,531)